Acquisitions and Divestitures - Additional Information - 2014 Activity - Gulf of Mexico Deepwater Divestiture (Detail) - USD ($)		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of 11 primary-term deepwater exploration blocks		$ 268,000,000	$ 470,000,000	$ 307,000,000
Goodwill impairment charges		$ 163,000,000	$ 347,000,000	$ 0
Deepwater Gulf of Mexico [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of 11 primary-term deepwater exploration blocks	$ 1,400,000,000
Effective date of sale	May 01, 2014
Loss on sale of oil and gas property	$ 332,000,000
Goodwill impairment charges	$ 130,000,000